INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Convertible Notes (Details)	Mar. 06, 2020 USD ($) multiple $ / shares	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)
Convertible Notes [Abstract]
Convertible notes | $		$ 48,664,012	$ 43,029,834
Convertible Notes
Convertible Notes [Abstract]
Notional amount | $	$ 42,500,000
Conversion price (in USD per share) | $ / shares	$ 8.00
Amount of free float over which the notes can be mandatorily converted to ordinary shares | $	$ 100,000,000
Period of amount of free float over which the notes can be mandatorily converted to ordinary shares	10 days
Borrowings, interest rate	11.50%
EBITDA to interest ratio	2
Convertible Notes | Fair value | Discount rate
Convertible Notes [Abstract]
Significant unobservable input, liabilities	12.66
Convertible Notes | Year 2020
Convertible Notes [Abstract]
Net Debt to EBITDA ratio must be less than	3.5
Convertible Notes | Year 2022
Convertible Notes [Abstract]
Net Debt to EBITDA ratio must be less than	3.25
Convertible Notes | Year 2023
Convertible Notes [Abstract]
Net Debt to EBITDA ratio must be less than	3